UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2017 – September 30, 2017

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	3
Disclosure of Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Additional Information	20

Index Funds S&P 500 Equal Weight	Shareholder Letter

September 30, 2017 (Unaudited)

Dear Shareholders,

The Fund’s underlying index, the S&P 500 Equal Weight Index, outperformed 98% of all large cap mutual fund managers over the past 10 years and outperformed 100% of all large cap mutual fund managers over the past 15 years*.

This striking fact is magnified when you consider that this performance was achieved by utilizing 500 leading US companies, not a narrowly focused technology index or the like. This index comprises a who’s who list of the most recognized companies in the world, making it a strong contender as a core holding for many portfolio managers and index models.

Since its inception in January of 2003, the S&P 500 Equal Weight Index* has outperformed the S&P 500 Index 10 out of the past 14 calendar years. That is notable, considering that the S&P 500 Index itself beats most large cap managers, most of the time. According to the year‐end 2016 SPIVA (S&P Indices Versus Active) report released by Standard & Poor’s, the S&P 500 Index outperformed 85% of all large‐cap fund managers over the past 10 years.

So, if it is so difficult to beat the S&P 500 Index, how has the S&P 500 Equal Weight Index been able to outperform it so consistently, while at the same time also beating 98% of all Large Cap Fund Managers over the past 10 years?

The answer, for us, is simple. We believe that the S&P 500 Equal Weight Index methodology corrects an inherent “buy‐high‐sell‐low” trading flaw buried within the market‐cap methodology that powers the S&P 500 Index and many other active manager strategies. To illustrate, an index fund seeking to track the S&P 500 Index must continuously adjust its portfolio to mirror the underlying index as the 500 stocks fluctuate in price. For example, if 250 index constituents move higher in price and 250 index constituents move lower in price, the market‐cap methodology requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the methodology behind the construction of the Equal Weight Index corrects the market‐cap “buy‐high‐sell‐low” trading methodology and replaces it with a “buy‐low‐sell‐high” trading methodology. How? Using the same 500 companies, the portfolio manager of the Equal Weight S&P 500 Index fund is required to rebalance the portfolio periodically. Using the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive effect of forcing the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem. Here lies the “secret sauce”, in our opinion, and why we believe the alpha that has historically been achieved is sustainable over long periods of time.

The U.S. equity markets have posted solid returns during the first 3 quarters of 2017, with the S&P 500 Equal Weight Index achieving +11.94% and the S&P 500 Index achieving +14.24% returns.

During the 12‐months ending 09/30/2017, our INDEX FUNDS S&P 500 EQUAL WEIGHT Fund (ticker symbol INDEX) returned +16.10%, while the underlying index grew by +16.23%. During the same period, the S&P 500 Index strongly outperformed both, growing by +18.61% (see Fund Performance Chart on page 3).

The underperformance of our Fund relative to the S&P 500 Equal Weight Index is consistent with the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500 Index normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500 Market‐Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal‐Weight methodology seeks to hold all 500 companies equal over time.

Looking forward, we see the $16 trillion‐dollar Mutual Fund Industry very much in transition, as low cost index modelling seeks to replace traditional, higher‐cost alternatives. Another positive development in the industry is the creation of what many are now calling “Clean Shares”. This is a no‐load mutual fund share class which contain no 12b‐1 fees, providing one uniform price across the board. We believe that Clean Shares will lead to higher transparency with fewer conflicts of interest, and could offer big savings for investors.

Semi-Annual Report | September 30, 2017	1

Index Funds S&P 500 Equal Weight	Shareholder Letter

September 30, 2017 (Unaudited)

The good news is that INDEX is already a “no‐load”, low cost index fund with no 12b‐1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis
President
INDEX FUNDS

The foregoing reflects the thoughts and opinions of Index Funds exclusively and is subject to change without notice. Cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*
The S&P 500 Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically at associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500 Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500 is the world's most-tracked index by AUM.

2	www.Index.world

Index Funds S&P 500 Equal Weight	Manager Commentary

September 30, 2017 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended September 30, 2017)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended September 30, 2017)

	1 Month	Quarter	1 Year	Since Inception*
Index Funds S&P 500 Equal Weight	2.92%	3.54%	16.10%	8.95%
S&P 500 Total Return Index	2.06%	4.48%	18.61%	10.47%
S&P 500 Equal Weight Net Total Return	2.92%	3.60%	16.23%	8.92%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.Index.world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the July 28, 2017 Prospectus) are 6.83% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2018.

*	The Fund’s inception date is April 30, 2015.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Semi-Annual Report | September 30, 2017	3

Index Funds S&P 500 Equal Weight	Manager Commentary

September 30, 2017 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*
Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500 Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. S&P® is a registered trademark of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s® and S&P® are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. The Index Funds S&P 500 Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500 Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500 Equal Weight particularly or the ability of the S&P 500 Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500 Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500 Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of the Index Funds S&P 500 Equal Weight into consideration in determining, composing or calculating the S&P 500 Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500 Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500 Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500 Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500 Equal Weight. There is no assurance that investment products based on the S&P 500 Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500 EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

4	www.Index.world

Index Funds S&P 500 Equal Weight	Disclosure of Fund Expenses

September 30, 2017 (Unaudited)

As a shareholder of the Index Funds S&P 500 Equal Weight (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2017 and held until September 30, 2017.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500 Equal Weight	Beginning Account Value 4/1/2017	Ending Account Value 09/30/17	Expense Ratio(a)	Expenses Paid During Period 4/1/2017- 9/30/17(b)
Actual	$1,000.00	$1,060.50	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.25%	$1.27

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

Semi-Annual Report | September 30, 2017	5

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.91%
Consumer Discretionary: 15.77%
Advance Auto Parts, Inc.	435	$43,152
Amazon.com, Inc.(a)	42	40,377
AutoZone, Inc.(a)	76	45,228
Best Buy Co., Inc.	739	42,093
BorgWarner, Inc.	887	45,441
CarMax, Inc.(a)	599	45,410
Carnival Corp.	625	40,356
CBS Corp., Class B Non‐Voting	689	39,962
Charter Communications, Inc., Class A(a)	104	37,796
Chipotle Mexican Grill, Inc.(a)	137	42,173
Coach, Inc.	1,014	40,844
Comcast Corp., Class A	1,072	41,251
Darden Restaurants, Inc.	521	41,044
Delphi Automotive PLC	424	41,722
Discovery Communications, Inc., Class A(a)	840	17,884
Discovery Communications, Inc., Class C(a)	1,152	23,340
DISH Network Corp., Class A(a)	751	40,727
Dollar General Corp.	543	44,010
Dollar Tree, Inc.(a)	495	42,976
DR Horton, Inc.	1,131	45,161
Expedia, Inc.	289	41,599
Foot Locker, Inc.	1,147	40,397
Ford Motor Co.	3,608	43,188
Gap, Inc.	1,595	47,100
Garmin, Ltd.	785	42,366
General Motors Co.	1,107	44,701
Genuine Parts Co.	480	45,912
Goodyear Tire & Rubber Co.	1,351	44,921
H&R Block, Inc.	1,571	41,600
Hanesbrands, Inc.	1,632	40,212
Harley‐Davidson, Inc.	865	41,702
Hasbro, Inc.	435	42,486
Hilton Worldwide Holdings, Inc.	629	43,684
Home Depot, Inc.	257	42,035
Interpublic Group of Cos., Inc.	2,011	41,809
Kohl's Corp.	976	44,554
L Brands, Inc.	1,104	45,937
Leggett & Platt, Inc.	905	43,196
Lennar Corp., Class A	811	42,821
LKQ Corp.(a)	1,178	42,396
Lowe's Cos., Inc.	521	41,649
Macy's, Inc.	1,923	41,960
Marriott International, Inc., Class A	396	43,663
Mattel, Inc.	2,683	41,533
McDonald's Corp.	256	40,110
MGM Resorts International	1,232	40,151
Michael Kors Holdings, Ltd.(a)	972	46,510
Mohawk Industries, Inc.(a)	159	39,354
Netflix, Inc.(a)	232	42,073
Newell Brands, Inc.	930	39,683
	Shares	Value
Consumer Discretionary (continued)
News Corp., Class A	2,363	$31,333
News Corp., Class B	742	10,128
NIKE, Inc., Class B	785	40,702
Nordstrom, Inc.	889	41,916
Omnicom Group, Inc.	563	41,701
O'Reilly Automotive, Inc.(a)	206	44,366
Priceline Group, Inc.(a)	22	40,278
PulteGroup, Inc.	1,591	43,482
PVH Corp.	321	40,465
Ralph Lauren Corp.	451	39,819
Ross Stores, Inc.	700	45,199
Royal Caribbean Cruises, Ltd.	350	41,489
Scripps Networks Interactive, Inc., Class A	480	41,227
Signet Jewelers, Ltd.	626	41,660
Starbucks Corp.	767	41,196
Target Corp.	715	42,192
Tiffany & Co.	439	40,291
Time Warner, Inc.	409	41,902
TJX Cos., Inc.	566	41,731
Tractor Supply Co.	679	42,974
TripAdvisor, Inc.(a)	909	36,842
Twenty‐First Century Fox, Inc., Class A	1,091	28,781
Twenty‐First Century Fox, Inc., Class B	505	13,024
Ulta Beauty, Inc.(a)	180	40,691
Under Armour, Inc., Class A(a)	1,223	20,155
Under Armour, Inc., Class C(a)	1,221	18,339
VF Corp.	656	41,702
Viacom, Inc., Class B	1,503	41,844
Walt Disney Co.	422	41,597
Whirlpool Corp.	238	43,897
Wyndham Worldwide Corp.	416	43,851
Wynn Resorts, Ltd.	283	42,144
Yum! Brands, Inc.	536	39,455
		3,326,622

Consumer Staples: 6.53%
Altria Group, Inc.	658	41,730
Archer‐Daniels‐Midland Co.	967	41,107
Brown‐Forman Corp., Class B	755	40,996
Campbell Soup Co.	856	40,078
Church & Dwight Co., Inc.	834	40,407
Clorox Co.	305	40,233
Coca‐Cola Co.	885	39,834
Colgate‐Palmolive Co.	571	41,597
Conagra Brands, Inc.	1,188	40,083
Constellation Brands, Inc., Class A	203	40,488
Costco Wholesale Corp.	260	42,715
Coty, Inc., Class A	2,489	41,143
CVS Health Corp.	514	41,798
Dr. Pepper Snapple Group, Inc.	447	39,546
Estee Lauder Cos., Inc., Class A	377	40,656
General Mills, Inc.	741	38,354
Hershey Co.	379	41,375

See Notes to Financial Statements.

6	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
Consumer Staples (continued)
Hormel Foods Corp.	1,297	$41,686
JM Smucker Co.	383	40,188
Kellogg Co.	599	37,360
Kimberly‐Clark Corp.	348	40,953
Kraft Heinz Co.	501	38,853
Kroger Co.	1,946	39,037
McCormick & Co., Inc., Non‐Voting Shares	420	43,109
Molson Coors Brewing Co., Class B	465	37,963
Mondelez International, Inc., Class A	1,009	41,026
Monster Beverage Corp.(a)	728	40,222
PepsiCo, Inc.	357	39,780
Philip Morris International, Inc.	351	38,965
Procter & Gamble Co.	441	40,122
Sysco Corp.	775	41,811
Tyson Foods, Inc., Class A	627	44,172
Walgreens Boots Alliance, Inc.	503	38,842
Wal‐Mart Stores, Inc.	519	40,555
		1,376,784

Energy: 6.90%
Anadarko Petroleum Corp.	1,002	48,948
Andeavor	404	41,673
Apache Corp.	1,043	47,769
Baker Hughes a GE Co.	1,191	43,614
Cabot Oil & Gas Corp.	1,579	42,238
Chesapeake Energy Corp.(a)	11,260	48,418
Chevron Corp.	370	43,475
Cimarex Energy Co.	412	46,832
Concho Resources, Inc.(a)	366	48,210
ConocoPhillips	921	46,096
Devon Energy Corp.	1,302	47,796
EOG Resources, Inc.	472	45,661
EQT Corp.	675	44,037
Exxon Mobil Corp.	520	42,630
Halliburton Co.	1,018	46,859
Helmerich & Payne, Inc.	901	46,951
Hess Corp.	1,018	47,734
Kinder Morgan, Inc.	2,141	41,064
Marathon Oil Corp.	3,624	49,142
Marathon Petroleum Corp.	768	43,070
National Oilwell Varco, Inc.	1,291	46,127
Newfield Exploration Co.(a)	1,653	49,045
Noble Energy, Inc.	1,665	47,219
Occidental Petroleum Corp.	680	43,663
ONEOK, Inc.	729	40,394
Phillips 66	484	44,339
Pioneer Natural Resources Co.	319	47,065
Range Resources Corp.	2,472	48,377
Schlumberger, Ltd.	632	44,088
TechnipFMC PLC(a)	1,607	44,867
Valero Energy Corp.	590	45,389
	Shares	Value
Energy (continued)
Williams Cos., Inc.	1,381	$41,444
		1,454,234

Financials: 14.03%
Affiliated Managers Group, Inc.	237	44,990
Aflac, Inc.	505	41,102
Allstate Corp.	458	42,095
American Express Co.	486	43,964
American International Group, Inc.	685	42,052
Ameriprise Financial, Inc.	308	45,741
Aon PLC	287	41,931
Arthur J Gallagher & Co.	686	42,223
Assurant, Inc.	451	43,080
Bank of America Corp.	1,791	45,384
Bank of New York Mellon Corp.	813	43,105
BB&T Corp.	932	43,748
Berkshire Hathaway, Inc., Class B(a)	234	42,897
BlackRock, Inc.	98	43,815
Brighthouse Financial, Inc.(a)	752	45,722
Capital One Financial Corp.	524	44,362
CBOE Holdings, Inc.	391	42,083
Charles Schwab Corp.	1,059	46,321
Chubb, Ltd.	290	41,340
Cincinnati Financial Corp.	541	41,424
Citigroup, Inc.	620	45,099
Citizens Financial Group, Inc.	1,250	47,337
CME Group, Inc.	320	43,418
Comerica, Inc.	633	48,273
Discover Financial Services	710	45,781
E*Trade Financial Corp.(a)	1,034	45,093
Everest Re Group, Ltd.	184	42,024
Fifth Third Bancorp	1,634	45,719
Franklin Resources, Inc.	999	44,465
Goldman Sachs Group, Inc.	188	44,592
Hartford Financial Services Group, Inc.	771	42,737
Huntington Bancshares, Inc.	3,327	46,445
Intercontinental Exchange, Inc.	627	43,075
Invesco, Ltd.	1,293	45,307
JPMorgan Chase & Co.	464	44,317
KeyCorp	2,466	46,410
Leucadia National Corp.	1,833	46,283
Lincoln National Corp.	623	45,778
Loews Corp.	891	42,643
M&T Bank Corp.	284	45,735
Marsh & McLennan Cos., Inc.	500	41,905
MetLife, Inc.	870	45,196
Moody's Corp.	302	42,041
Morgan Stanley	931	44,846
NASDAQ, Inc.	551	42,741
Navient Corp.	3,033	45,556
Northern Trust Corp.	464	42,656
People's United Financial, Inc.	2,522	45,749
PNC Financial Services Group, Inc.	338	45,552
Principal Financial Group, Inc.	675	43,429

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	7

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
Financials (continued)
Progressive Corp.	902	$43,675
Prudential Financial, Inc.	414	44,016
Raymond James Financial, Inc.	544	45,876
Regions Financial Corp.	3,092	47,091
S&P Global, Inc.	269	42,047
State Street Corp.	443	42,324
SunTrust Banks, Inc.	783	46,800
Synchrony Financial	1,436	44,588
T Rowe Price Group, Inc.	499	45,234
Torchmark Corp.	539	43,169
Travelers Cos., Inc.	343	42,024
Unum Group	870	44,483
US Bancorp	820	43,944
Wells Fargo & Co.	826	45,554
Willis Towers Watson PLC	270	41,642
XL Group, Ltd.	1,061	41,856
Zions Bancorporation	985	46,472
		2,958,376

Health Care: 11.88%
Abbott Laboratories	788	42,048
AbbVie, Inc.	480	42,653
Aetna, Inc.	252	40,070
Agilent Technologies, Inc.	631	40,510
Alexion Pharmaceuticals, Inc.(a)	290	40,684
Align Technology, Inc.(a)	226	42,097
Allergan PLC	175	35,866
AmerisourceBergen Corp.	497	41,127
Amgen, Inc.	227	42,324
Anthem, Inc.	212	40,255
Baxter International, Inc.	648	40,662
Becton Dickinson and Co.	202	39,582
Biogen, Inc.(a)	126	39,453
Boston Scientific Corp.(a)	1,424	41,538
Bristol‐Myers Squibb Co.	654	41,686
Cardinal Health, Inc.	600	40,152
Celgene Corp.(a)	291	42,434
Centene Corp.(a)	458	44,321
Cerner Corp.(a)	592	42,221
Cigna Corp.	222	41,501
Cooper Cos., Inc.	163	38,649
CR Bard, Inc.	127	40,703
Danaher Corp.	473	40,574
DaVita, Inc.(a)	702	41,692
DENTSPLY SIRONA, Inc.	701	41,927
Edwards Lifesciences Corp.(a)	363	39,679
Eli Lilly & Co.	494	42,257
Envision Healthcare Corp.(a)	832	37,398
Express Scripts Holding Co.(a)	652	41,285
Gilead Sciences, Inc.	482	39,052
HCA Healthcare, Inc.(a)	532	42,342
Henry Schein, Inc.(a)	468	38,371
Hologic, Inc.(a)	1,056	38,745
Humana, Inc.	160	38,981
	Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc.(a)	260	$40,427
Illumina, Inc.(a)	195	38,844
Incyte Corp.(a)	317	37,007
Intuitive Surgical, Inc.(a)	39	40,789
Johnson & Johnson	312	40,563
Laboratory Corp. of America Holdings(a)	260	39,252
McKesson Corp.	261	40,092
Medtronic PLC	499	38,807
Merck & Co., Inc.	638	40,851
Mettler‐Toledo International, Inc.(a)	67	41,953
Mylan NV(a)	1,277	40,059
Patterson Cos., Inc.	1,041	40,235
PerkinElmer, Inc.	606	41,796
Perrigo Co. PLC	495	41,902
Pfizer, Inc.	1,202	42,911
Quest Diagnostics, Inc.	381	35,677
Quintiles IMS Holdings, Inc.(a)	422	40,120
Regeneron Pharmaceuticals, Inc.(a)	87	38,899
ResMed, Inc.	513	39,480
Stryker Corp.	287	40,760
Thermo Fisher Scientific, Inc.	214	40,489
UnitedHealth Group, Inc.	208	40,737
Universal Health Services, Inc., Class B	371	41,159
Varian Medical Systems, Inc.(a)	385	38,523
Vertex Pharmaceuticals, Inc.(a)	258	39,226
Waters Corp.(a)	220	39,494
Zimmer Biomet Holdings, Inc.	355	41,567
Zoetis, Inc.	634	40,424
		2,504,882

Industrials: 13.79%
3M Co.	200	41,980
Acuity Brands, Inc.	228	39,052
Alaska Air Group, Inc.	552	42,101
Allegion PLC	507	43,840
American Airlines Group, Inc.	939	44,593
AMETEK, Inc.	640	42,266
AO Smith Corp.	725	43,087
Arconic, Inc.	1,679	41,773
Boeing Co.	172	43,724
Caterpillar, Inc.	349	43,524
CH Robinson Worldwide, Inc.	556	42,312
Cintas Corp.	306	44,150
CSX Corp.	801	43,462
Cummins, Inc.	252	42,344
Deere & Co.	350	43,956
Delta Air Lines, Inc.	864	41,662
Dover Corp.	470	42,953
Eaton Corp. PLC	568	43,617
Emerson Electric Co.	678	42,605
Equifax, Inc.	333	35,295
Expeditors International of Washington, Inc.	719	43,039

See Notes to Financial Statements.

8	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
Industrials (continued)
Fastenal Co.	960	$43,757
FedEx Corp.	194	43,763
Flowserve Corp.	1,038	44,208
Fluor Corp.	1,048	44,121
Fortive Corp.	617	43,677
Fortune Brands Home & Security, Inc.	636	42,758
General Dynamics Corp.	208	42,761
General Electric Co.	1,720	41,590
Honeywell International, Inc.	297	42,097
IHS Markit, Ltd.(a)	863	38,041
Illinois Tool Works, Inc.	292	43,204
Ingersoll‐Rand PLC	469	41,821
Jacobs Engineering Group, Inc.	751	43,761
JB Hunt Transport Services, Inc.	402	44,654
Johnson Controls International PLC	1,047	42,184
Kansas City Southern	393	42,711
L3 Technologies, Inc.	225	42,397
Lockheed Martin Corp.	136	42,199
Masco Corp.	1,090	42,521
Nielsen Holdings PLC	1,065	44,144
Norfolk Southern Corp.	332	43,904
Northrop Grumman Corp.	153	44,021
PACCAR, Inc.	607	43,910
Parker‐Hannifin Corp.	254	44,455
Pentair PLC	661	44,922
Quanta Services, Inc.(a)	1,134	42,378
Raytheon Co.	226	42,167
Republic Services, Inc.	626	41,354
Robert Half International, Inc.	901	45,356
Rockwell Automation, Inc.	250	44,552
Rockwell Collins, Inc.	312	40,782
Roper Technologies, Inc.	175	42,595
Snap‐on, Inc.	278	41,425
Southwest Airlines Co.	776	43,440
Stanley Black & Decker, Inc.	278	41,970
Stericycle, Inc.(a)	583	41,754
Textron, Inc.	832	44,828
TransDigm Group, Inc.	161	41,160
Union Pacific Corp.	383	44,416
United Continental Holdings, Inc.(a)	701	42,677
United Parcel Service, Inc., Class B	357	42,872
United Rentals, Inc.(a)	323	44,813
United Technologies Corp.	374	43,414
Verisk Analytics, Inc.(a)	497	41,345
Waste Management, Inc.	532	41,640
WW Grainger, Inc.	248	44,578
Xylem, Inc.	653	40,897
		2,909,329

Information Technology: 13.66%
Accenture PLC, Class A	306	41,331
Activision Blizzard, Inc.	631	40,706
Adobe Systems, Inc.(a)	264	39,384
Advanced Micro Devices, Inc.(a)	3,346	42,661
	Shares	Value
Information Technology (continued)
Akamai Technologies, Inc.(a)	891	$43,410
Alliance Data Systems Corp.	191	42,316
Alphabet, Inc., Class A(a)	22	21,422
Alphabet, Inc., Class C(a)	22	21,100
Amphenol Corp., Class A	509	43,082
Analog Devices, Inc.	509	43,861
ANSYS, Inc.(a)	319	39,151
Apple, Inc.	258	39,763
Applied Materials, Inc.	924	48,131
Autodesk, Inc.(a)	359	40,301
Automatic Data Processing, Inc.	378	41,323
Broadcom, Ltd.	168	40,747
CA, Inc.	1,236	41,258
Cadence Design Systems, Inc.(a)	1,071	42,272
Cisco Systems, Inc.	1,302	43,786
Citrix Systems, Inc.(a)	546	41,944
Cognizant Technology Solutions Corp., Class A	576	41,783
Corning, Inc.	1,436	42,965
CSRA, Inc.	1,273	41,080
DXC Technology Co.	487	41,824
eBay, Inc.(a)	1,084	41,691
Electronic Arts, Inc.(a)	347	40,967
F5 Networks, Inc.(a)	355	42,799
Facebook, Inc., Class A(a)	240	41,009
Fidelity National Information Services, Inc.	444	41,465
Fiserv, Inc.(a)	335	43,202
FLIR Systems, Inc.	1,076	41,867
Gartner, Inc.(a)	330	41,055
Global Payments, Inc.	431	40,958
Harris Corp.	335	44,113
Hewlett Packard Enterprise Co.	3,124	45,954
HP, Inc.	2,143	42,774
Intel Corp.	1,165	44,363
International Business Machines Corp.	287	41,638
Intuit, Inc.	289	41,078
Juniper Networks, Inc.	1,540	42,858
KLA‐Tencor Corp.	434	46,004
Lam Research Corp.	247	45,705
MasterCard, Inc., Class A	298	42,078
Microchip Technology, Inc.	474	42,556
Micron Technology, Inc.(a)	1,263	49,674
Microsoft Corp.	554	41,267
Motorola Solutions, Inc.	482	40,907
NetApp, Inc.	1,061	46,429
NVIDIA Corp.	250	44,692
Oracle Corp.	795	38,438
Paychex, Inc.	720	43,171
PayPal Holdings, Inc.(a)	670	42,900
Qorvo, Inc.(a)	572	40,429
QUALCOMM, Inc.	825	42,768
Red Hat, Inc.(a)	383	42,459
salesforce.com, Inc.(a)	425	39,703

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	9

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
Information Technology (continued)
Seagate Technology PLC	1,281	$42,491
Skyworks Solutions, Inc.	392	39,945
Symantec Corp.	1,296	42,522
Synopsys, Inc.(a)	515	41,473
TE Connectivity, Ltd.	519	43,108
Texas Instruments, Inc.	503	45,089
Total System Services, Inc.	591	38,710
VeriSign, Inc.(a)	397	42,237
Visa, Inc., Class A	393	41,359
Western Digital Corp.	471	40,694
Western Union Co.	2,193	42,106
Xerox Corp.	1,299	43,244
Xilinx, Inc.	644	45,615
		2,881,165

Materials: 5.02%
Air Products & Chemicals, Inc.	282	42,644
Albemarle Corp.	347	47,300
Avery Dennison Corp.	439	43,171
Ball Corp.	1,018	42,043
CF Industries Holdings, Inc.	1,279	44,970
DowDuPont, Inc.	632	43,753
Eastman Chemical Co.	483	43,707
Ecolab, Inc.	312	40,126
FMC Corp.	470	41,976
Freeport‐McMoRan, Inc.(a)	2,878	40,407
International Flavors & Fragrances, Inc.	288	41,158
International Paper Co.	749	42,558
LyondellBasell Industries NV, Class A	447	44,275
Martin Marietta Materials, Inc.	193	39,802
Monsanto Co.	350	41,937
Mosaic Co.	2,113	45,620
Newmont Mining Corp.	1,043	39,123
Nucor Corp.	752	42,142
Packaging Corp. of America	361	41,400
PPG Industries, Inc.	396	43,029
Praxair, Inc.	309	43,180
Sealed Air Corp.	953	40,712
Sherwin‐Williams Co.	119	42,607
Vulcan Materials Co.	338	40,425
WestRock Co.	726	41,186
		1,059,251

Real Estate: 6.28%
Alexandria Real Estate Equities, Inc., REIT	344	40,926
American Tower Corp., REIT	282	38,544
Apartment Investment & Management Co., REIT, Class A	882	38,684
AvalonBay Communities, Inc., REIT	220	39,252
Boston Properties, Inc., REIT	342	42,025
CBRE Group, Inc., Class A(a)	1,131	42,842
Crown Castle International Corp., REIT	385	38,492
	Shares	Value
Real Estate (continued)
Digital Realty Trust, Inc., REIT	341	$40,351
Duke Realty Corp., REIT	1,398	40,290
Equinix, Inc., REIT	89	39,721
Equity Residential, REIT	602	39,690
Essex Property Trust, Inc., REIT	154	39,121
Extra Space Storage, Inc., REIT	498	39,800
Federal Realty Investment Trust, REIT	317	39,375
GGP, Inc., REIT	1,926	40,003
HCP, Inc., REIT	1,356	37,737
Host Hotels & Resorts, Inc., REIT	2,258	41,750
Iron Mountain, Inc., REIT	1,024	39,834
Kimco Realty Corp., REIT	2,033	39,745
Macerich Co., REIT	756	41,557
Mid‐America Apartment Communities, Inc., REIT	380	40,614
Prologis, Inc., REIT	641	40,678
Public Storage, REIT	187	40,016
Realty Income Corp., REIT	690	39,461
Regency Centers Corp., REIT	639	39,644
SBA Communications Corp., REIT(a)	274	39,470
Simon Property Group, Inc., REIT	257	41,380
SL Green Realty Corp., REIT	429	43,466
UDR, Inc., REIT	1,036	39,399
Ventas, Inc., REIT	591	38,492
Vornado Realty Trust, REIT	555	42,668
Welltower, Inc., REIT	549	38,584
Weyerhaeuser Co., REIT	1,220	41,517
		1,325,128

Telecommunication Services: 0.82%
AT&T, Inc.	1,151	45,085
CenturyLink, Inc.	2,211	41,788
Level 3 Communications, Inc.(a)	776	41,353
Verizon Communications, Inc.	889	43,996
		172,222

Utilities: 5.23%
AES Corp.	3,656	40,289
Alliant Energy Corp.	949	39,450
Ameren Corp.	682	39,447
American Electric Power Co., Inc.	553	38,843
American Water Works Co., Inc.	500	40,455
CenterPoint Energy, Inc.	1,366	39,901
CMS Energy Corp.	842	39,001
Consolidated Edison, Inc.	479	38,646
Dominion Energy, Inc.	517	39,773
DTE Energy Co.	364	39,079
Duke Energy Corp.	467	39,191
Edison International	507	39,125
Entergy Corp.	513	39,173
Eversource Energy	646	39,044
Exelon Corp.	1,073	40,420
FirstEnergy Corp.	1,273	39,246
NextEra Energy, Inc.	276	40,448

See Notes to Financial Statements.

10	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
Utilities (continued)
NiSource, Inc.	1,512	$38,692
NRG Energy, Inc.	1,713	43,836
PG&E Corp.	580	39,492
Pinnacle West Capital Corp.	455	38,475
PPL Corp.	1,036	39,316
Public Service Enterprise Group, Inc.	882	40,792
SCANA Corp.	691	33,507
Sempra Energy	345	39,375
Southern Co.	816	40,098
WEC Energy Group, Inc.	615	38,610
Xcel Energy, Inc.	816	38,613
		1,102,337
Total Common Stocks (Cost $19,387,869)		21,070,330

SHORT TERM INVESTMENTS: 0.32%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.91% 7‐day yield)	66,540	66,540

Total Short Term Investments (Cost $66,540)		66,540

Total Investments: 100.23% (Cost $19,454,409)		21,136,870

Liabilities In Excess Of Other Assets: (0.23)%		(47,979)

Net Assets: 100.00%		$21,088,891

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	11

Index Funds S&P 500 Equal Weight	Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

ASSETS:
Investments, at value	$21,136,870
Receivable for shares sold	13,380
Receivable due from adviser	56,159
Interest and dividends receivable	23,085
Prepaid expenses and other assets	26,328
Total Assets	21,255,822
LIABILITIES:
Payable for investments purchased	97,898
Payable for shares redeemed	5,360
Payable to fund accounting and administration	27,040
Payable for trustee fees and expenses	120
Payable for transfer agency fees	7,183
Payable for chief compliance officer fee	3,479
Payable for professional fees	17,086
Accrued expenses and other liabilities	8,765
Total Liabilities	166,931
NET ASSETS	$21,088,891
NET ASSETS CONSIST OF:
Paid‐in capital	$19,459,113
Accumulated undistributed net investment income	203,934
Accumulated net realized loss on investments	(256,617)
Net unrealized appreciation on investments	1,682,461
NET ASSETS	$21,088,891
INVESTMENTS, AT COST	$19,454,409
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$28.92
Net Assets	$21,088,891
Shares of beneficial interest outstanding, without par value	729,103

See Notes to Financial Statements.

12	www.Index.world

Index Funds S&P 500 Equal Weight	Statement of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$182,915
Interest	491
Total Investment Income	183,406

EXPENSES:
Investment advisory fees (Note 3)	22,131
Administration fees	95,235
Custodian fees	2,370
Audit and tax fees	8,462
Legal fees	18,381
Transfer agent fees	22,317
Trustee fees and expenses	89
Registration fees	11,659
Printing fees	3,540
Chief compliance officer fees	10,333
Insurance expense	9,383
Other	3,868
Total expenses before waiver	207,768
Less fees waived/reimbursed by investment adviser (Note 3)	(185,637)
Total Net Expenses	22,131
NET INVESTMENT INCOME:	161,275

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(190,781)
Net change in unrealized appreciation on investments	1,104,576
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	913,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,075,070

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	13

Index Funds S&P 500 Equal Weight	Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
OPERATIONS:
Net investment income	$161,275	$92,102
Net realized gain/(loss) on investments	(190,781)	27,690
Net change in unrealized appreciation on investments	1,104,576	761,477
Net increase in net assets resulting from operations	1,075,070	881,269

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(64,222)
From net realized gains on investments	–	(115,881)
Net decrease in net assets from distributions	–	(180,103)
SHARE TRANSACTIONS:
Proceeds from sale of shares	8,905,742	10,695,494
Issued to shareholders in reinvestment of distributions	–	180,103
Cost of shares redeemed	(1,930,463)	(1,615,021)
Redemption fees	541	2,241
Net increase from share transactions	6,975,820	9,262,817
Net increase in net assets	$8,050,890	$9,963,983
NET ASSETS:
Beginning of period	13,038,001	3,074,018
End of period (including accumulated undistributed net investment income of 203,934 and 42,659)	$21,088,891	$13,038,001

Other Information:
SHARE TRANSACTIONS:
Sold	320,198	405,525
Distributions reinvested	–	6,861
Redeemed	(69,231)	(62,286)
Net increase in shares outstanding	250,967	350,100

See Notes to Financial Statements.

14	www.Index.world

Index Funds S&P 500 Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2017 (Unaudited)		For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$27.27		$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.43	0.44
Net realized and unrealized gain/(loss)	1.39		3.66	(0.71)
Total from investment operations	1.65		4.09	(0.27)

DISTRIBUTIONS:
From net investment income	–		(0.30)	(0.28)
From net realized gains	–		(0.54)	(0.44)
Total distributions	–		(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL (NOTE 2)	0.00	(b)	0.01	–
Net increase/(decrease) in net asset value	1.65		3.26	(0.99)
Net asset value, end of period	$28.92		$27.27	$24.01

TOTAL RETURN	6.05	%(c)	17.19%	(1.00	)%(c)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,089		$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.35	%(d)	6.83%	13.50	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.27%	0.30	%(d)
Ratio of net investment income ‐ to average net assets	1.82	%(d)	1.66%	2.02	%(d)

PORTFOLIO TURNOVER RATE	21	%(c)	32%	81	%(c)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2017	15

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds”, and changed its name to “Index Funds” in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains and losses from investment transactions are determined using the identified cost basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of September 30, 2017, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

16	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2017 (Unaudited)

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2017:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$21,070,330	$–	$–	$21,070,330
Short Term Investments	66,540	–	–	66,540
TOTAL	$21,136,870	$–	$–	$21,136,870

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2017.

For the period ended September 30, 2017, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses
The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions
The Fund charges a redemption fee of 0.25% on redemptions of the Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the period ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2018. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes.

Semi-Annual Report | September 30, 2017	17

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2017 (Unaudited)

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. Prior to December 23, 2016, the Adviser agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.30% of the Fund’s average daily net assets for No Load Shares.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of September 30, 2017 reimbursements that may potentially be made by the Fund to the Adviser total $873,443 and expire as follows:

March 31, 2019	$323,356
March 31, 2020	364,450
March 31, 2021	185,637
$873,443

Fund Accounting Fees and Expenses
ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the period ended September 30, 2017, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the six months ended September 30, 2017, are disclosed in the Statement of Operations.

Compliance Services
ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the six months ended September 30, 2017, are disclosed in the Statement of Operations.

Distributor
The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees paid by the Fund for the six months ended September 30, 2017, are disclosed in the Statement of Operations.

18	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2017 (Unaudited)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2017.

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500 Equal Weight	$10,710,578	$3,611,020

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the year ended March 31, 2017, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500 Equal Weight	$160,229	$19,874

As of September 30, 2017, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$2,039,350	$(617,663)	$1,421,687	$19,715,183

The difference between book basis and tax basis is primarily attributable to wash sales.

6. BENEFICIAL OWNERSHIP

At September 30, 2017, a shareholder is the record owner of approximately 68% of the Fund’s shares.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

Semi-Annual Report | September 30, 2017	19

Index Funds S&P 500 Equal Weight	Additional Information

September 30, 2017 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

20	www.Index.world

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX
FUNDS

Item 2.          Code of Ethics.

Not applicable to this report.

Item 3.          Audit Committee Financial Expert.

Not applicable to this report.

Item 4.          Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.          Audit Committee of Listed Registrants.

Not applicable.

Item 6.          Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.        Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.        Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)
The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 6, 2017

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	December 6, 2017